Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024
G Squared Special Situations Fund, LLC [Member] | Series H 1 [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
MWLSV Epic Games-II, LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
DXYZ OAI I LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
Fund FG-TQY, a series of Forge Investments LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
MW LSV Relativity Space, LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
Celadon Technology Fund VIII, LLC [Member] | Series B Common Stock [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
DXYZ SpaceX I LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
Fund FG-TQY, a series of Forge Investments LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
Rhenium Bolt 2021, LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	0.00%	[2]
MWAM VC SpaceX-II, LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	10.00%	[2]
Khosla Ventures IFSPV II, LLC [Member]
Management fees	0.00%	[1]
Carried Interest Incentive Fees	20.00%	[2]

[1]	The effect of management and/or other fees have been considered in the fair value of the SPVs. Any upfront broker or management fees are included in the cost of purchase.
[2]	The effect of future carried interest has been considered in the market value of the SPVs.